361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 102.3%
	BASIC MATERIALS — 11.1%
78,525	ArcelorMittal S.A.	$1,937,571
52,332	CF Industries Holdings, Inc.[1]	4,997,183
983,021	Glencore PLC*	5,571,211
767,334	ICL Group Ltd.	6,992,171
293,300	JFE Holdings, Inc.	3,306,914
14,044	LyondellBasell Industries N.V. - Class A1,2	1,251,601
74,429	Mosaic Co.[1]	3,919,431
198,900	Nippon Steel Corp.	2,959,679
62,469	Nucor Corp.[1]	8,483,290
119,700	Nutrien Ltd.	10,246,380
124,489	OCI N.V.	4,321,959
3,459	Rio Tinto Ltd.	239,660
13,519	Solvay S.A.	1,187,446
43,577	South32 Ltd.	118,777
390,207	SSAB A.B.	1,888,358
74,414	Steel Dynamics, Inc.[1]	5,795,362
45,134	Westlake Corp.[1]	4,393,344
117,245	Yara International A.S.A.	4,996,674
		72,607,011
	COMMUNICATIONS — 8.7%
80,540	Alphabet, Inc. - Class A*[1]	9,368,413
29,000	Alphabet, Inc. - Class C*[1]	3,382,560
20,182	Amazon.com, Inc.*[1]	2,723,561
63,955	AT&T, Inc.[1]	1,201,075
46,297	Chewy, Inc. - Class A*[1]	1,796,787
64,400	Dentsu Group, Inc.	2,249,594
100,196	Fox Corp. - Class B1	3,096,056
213,407	Liberty Global PLC*[1,2]	4,884,886
613,614	Lumen Technologies, Inc.[1]	6,682,256
9,478	Meta Platforms, Inc. - Class A*[1]	1,507,950
25,700	Netflix, Inc.*[1]	5,779,930
4,774	NortonLifeLock, Inc.[1]	117,106
3,300	Rogers Communications, Inc. - Class B	151,703
259,737	Telefonica Deutschland Holding A.G.	690,570
913,221	Telefonica SA	4,076,453
955	VeriSign, Inc.*[1]	180,648
240,688	Vodafone Group PLC	354,672
409,100	ZOZO, Inc.	8,837,249
		57,081,469
	CONSUMER, CYCLICAL — 8.9%
77,671	A-Mark Precious Metals, Inc.[1]	2,353,431

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
2,789	AutoZone, Inc.*[1]	$5,961,181
57,703	Bayerische Motoren Werke A.G.	4,381,223
2,000	Canadian Tire Corp. Ltd. - Class A	256,926
3,814	Costco Wholesale Corp.[1]	2,064,518
104,100	Dollarama, Inc.	6,308,918
17,653	Domino's Pizza, Inc.[1]	6,921,918
40,000	Gildan Activewear, Inc.	1,172,263
7,353	Lennar Corp. - Class A1	625,005
298,300	Marubeni Corp.	2,774,868
199,900	Mitsubishi Corp.	5,940,884
166,300	Mitsui & Co., Ltd.	3,668,957
3,521	O'Reilly Automotive, Inc.*[1]	2,477,340
46,355	Pandora A/S	3,443,794
82,443	PulteGroup, Inc.[1]	3,596,164
451,800	Sumitomo Corp.	6,352,289
177	Tesla, Inc.*[1]	157,787
		58,457,466
	CONSUMER, NON-CYCLICAL — 31.9%
89,758	AbbVie, Inc.[1]	12,881,171
290	Adyen N.V.*[3]	521,658
122,946	Altria Group, Inc.[1]	5,392,412
12,437	Amgen, Inc.[1]	3,077,784
19,388	AMN Healthcare Services, Inc.*[1]	2,179,987
146,914	Amneal Pharmaceuticals, Inc.*[1]	520,076
65,126	Amphastar Pharmaceuticals, Inc.*[1]	2,435,061
79,137	Archer-Daniels-Midland Co.[1]	6,550,170
19,409	Bristol-Myers Squibb Co.[1]	1,431,996
57,989	Bunge Ltd.[1,2]	5,354,124
49,549	Campbell Soup Co.[1]	2,445,243
376,261	Catalyst Pharmaceuticals, Inc.*[1]	3,852,913
56,770	Church & Dwight Co., Inc.[1]	4,994,057
12,013	Cigna Corp.[1]	3,307,900
49,987	Clorox Co.[1]	7,090,156
27,306	Conagra Brands, Inc.[1]	934,138
69,922	Cross Country Healthcare, Inc.*[1]	1,843,144
14,783	CVS Health Corp.[1]	1,414,437
175,527	Dynavax Technologies Corp.*[1]	2,524,078
27,420	Eagle Pharmaceuticals, Inc.*[1]	1,088,574
8,400	Eli Lilly & Co.[1]	2,769,396
32,000	Empire Co., Ltd. - Class A	971,045
19,407	General Mills, Inc.[1]	1,451,450
6,000	George Weston Ltd.	716,102

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
67,599	Gilead Sciences, Inc.[1]	$4,039,040
4,733,900	Golden Agri-Resources Ltd.	891,333
24,106	GSK PLC	506,435
30,132	Haleon PLC*	107,069
14,208	IDEXX Laboratories, Inc.*[1]	5,671,549
161,743	Imperial Brands PLC	3,551,078
80,065	iTeos Therapeutics, Inc.*[1]	1,958,390
321,137	Jeronimo Martins SGPS S.A.	7,433,547
51,287	Kesko Oyj - B Shares	1,268,525
47,653	Kimberly-Clark Corp.[1]	6,280,189
22,735	Koninklijke Ahold Delhaize N.V.	626,109
276,742	Kraft Heinz Co.[1]	10,192,408
85,164	Kroger Co.[1]	3,955,016
19,900	Loblaw Cos. Ltd.	1,811,450
74,405	Merck & Co., Inc.[1]	6,647,343
16,322	Moderna, Inc.*[1]	2,678,277
30,560	Molina Healthcare, Inc.*[1]	10,015,123
17,971	Molson Coors Beverage Co., Class B1	1,073,767
74,850	Novartis A.G.	6,431,501
57,159	Novo Nordisk A/S - Class B	6,657,529
50,900	Persol Holdings Co., Ltd.	1,053,721
182,334	Pfizer, Inc.[1]	9,209,690
12,758	Procter & Gamble Co.[1]	1,772,214
959	Regeneron Pharmaceuticals, Inc.*[1]	557,841
103,005	Robert Half International, Inc.[1]	8,151,816
18,638	Roche Holding A.G.	7,597,655
106,745	SpartanNash Co.[1]	3,446,796
842,312	Tesco PLC	2,701,307
20,287	Tyson Foods, Inc. - Class A1	1,785,459
128,287	uniQure N.V.*[1,2]	3,252,075
11,517	Vertex Pharmaceuticals, Inc.*[1]	3,229,482
892,413	Viatris, Inc.[1]	8,647,482
198,000	WH Group Ltd.[3]	149,952
		209,098,240
	DIVERSIFIED — 1.1%
139,200	Jardine Matheson Holdings Ltd.[2]	7,351,959
	ENERGY — 9.9%
19,852	Alpha Metallurgical Resources, Inc.[1]	2,714,960
252,000	AltaGas Ltd.	5,614,212
17,802	CONSOL Energy, Inc.*[1]	1,091,619
1,271,387	Coronado Global Resources, Inc.[3]	1,264,813

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
18,324	Coterra Energy, Inc.[1]	$560,531
39,632	Devon Energy Corp.[1]	2,490,871
477,981	Eni S.p.A.	5,745,787
80,938	Equinor A.S.A.	3,116,430
49,264	Exxon Mobil Corp.[1]	4,775,159
348,840	Gran Tierra Energy, Inc.*[1]	467,446
758,300	Inpex Corp.	8,691,470
123,370	Marathon Oil Corp.[1]	3,059,576
366,186	New Hope Corp. Ltd.	1,134,506
53,357	Occidental Petroleum Corp.[1]	3,508,223
16,741	Raspadskaya OJSC[4]	—
242,730	Repsol S.A.*	3,024,077
2,173,742	Saras S.p.A.*	2,757,613
136,775	Shell PLC	3,648,438
49,900	Suncor Energy, Inc.	1,693,467
38,921	TotalEnergies S.E.	1,988,034
46,500	Tourmaline Oil Corp.	2,913,240
27,218	Valero Energy Corp.[1]	3,014,938
30,635	Warrior Met Coal, Inc.[1]	978,176
16,318	Woodside Energy Group Ltd.	368,475
		64,622,061
	FINANCIAL — 10.9%
92,295	American International Group, Inc.[1]	4,778,112
96,400	Artis Real Estate Investment Trust - REIT	877,732
582,189	Banco Bilbao Vizcaya Argentaria S.A.	2,638,356
583,828	Banco Santander S.A.	1,460,704
4,304	Everest Re Group Ltd.[1,2]	1,124,850
134,800	H&R Real Estate Investment Trust - REIT	1,420,000
1,327,712	HSBC Holdings PLC	8,316,308
38,600	iA Financial Corp., Inc.	2,123,814
5,800	IGM Financial, Inc.	168,393
25,444	Klepierre S.A. - REIT*	565,383
477,325	Land Securities Group PLC - REIT	4,265,177
420,295	Medical Properties Trust, Inc. - REIT[1]	7,245,886
1,159,476	NatWest Group PLC	3,521,492
893,000	New World Development Co., Ltd.	2,986,105
420,600	RioCan Real Estate Investment Trust - REIT	6,749,438
1,788,753	Scentre Group - REIT	3,665,619
190,216	Standard Chartered PLC	1,311,036
2,388,759	Stockland	6,472,949
411,356	Suncorp Group Ltd.	3,248,655
24,300	Tokio Marine Holdings, Inc.	1,422,520

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
268,105	UBS Group A.G.	$4,380,682
131,536	Virtu Financial, Inc. - Class A1	3,068,735
		71,811,946
	INDUSTRIAL — 5.9%
1,162	AP MOLLER - MAERSK A/S	3,172,650
76,968	Arrow Electronics, Inc.*[1]	9,864,988
1,954	General Dynamics Corp.[1]	442,913
68,449	Holcim Ltd.*	3,209,315
57,234	Knight-Swift Transportation Holdings, Inc.[1]	3,145,008
8,963	Lockheed Martin Corp.[1]	3,708,979
3,490	Mettler-Toledo International, Inc.*[1]	4,710,558
111,000	NIPPON EXPRESS HOLDINGS, Inc.	6,632,853
138,652	Ryerson Holding Corp.[1]	3,799,065
		38,686,329
	TECHNOLOGY — 6.3%
83,325	Apple, Inc.[1]	13,541,146
2,457	Broadcom Inc.[1]	1,315,674
29,642	Datadog, Inc.*[1]	3,023,780
251,376	Dropbox, Inc. - Class A*[1]	5,716,290
5,443	Fortinet, Inc.*[1]	324,675
41,417	Microsoft Corp.[1]	11,627,408
2,576	NVIDIA Corp.[1]	467,879
50,300	Open Text Corp.	2,057,406
10,993	QUALCOMM, Inc.[1]	1,594,645
16,874	Zoom Video Communications, Inc. - Class A*[1]	1,752,534
		41,421,437
	UTILITIES — 7.6%
25,769	American Water Works Co., Inc.[1]	4,005,533
344,524	Drax Group PLC	3,304,737
118,300	Electric Power Development Co., Ltd.	1,996,043
727,617	Engie S.A.	9,002,550
26,881	FirstEnergy Corp.[1]	1,104,809
183,693	NiSource, Inc.[1]	5,584,267
252,540	NRG Energy, Inc.[1]	9,533,385
396,592	PG&E Corp.*[1]	4,306,989
30,305	Red Electrica Corp. S.A.*	595,823
1,793	Sempra Energy[1]	297,280
21,700	Tokyo Gas Co., Ltd.	426,208
284,489	Vistra Corp.[1]	7,354,041

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
24,915	WEC Energy Group, Inc.[1]	$2,586,426
		50,098,091
	TOTAL COMMON STOCKS
	(Cost $670,092,560)	671,236,009

Principal Amount
	SHORT-TERM INVESTMENTS — 12.6%
$82,739,534	UMB Bank Demand Deposit, 0.01%[5]	82,739,534
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,739,534)	82,739,534

TOTAL INVESTMENTS — 114.9%
(Cost $752,832,094)	753,975,543
Liabilities in Excess of Other Assets — (14.9)%	(97,911,533)
TOTAL NET ASSETS — 100.0%	$656,064,010

Number of Shares
	SECURITIES SOLD SHORT — (32.4)%
	COMMON STOCKS — (32.4)%
	BASIC MATERIALS — (3.2)%
(591,566)	Amyris, Inc.*	(1,052,987)
(153,400)	Cameco Corp.	(3,950,595)
(4,883,203)	De Grey Mining Ltd.*	(3,079,639)
(174,100)	Energy Fuels, Inc./Canada*	(1,167,827)
(19,600)	Hitachi Metals Ltd.*	(301,387)
(498,500)	Ivanhoe Mines Ltd. - Class A*	(3,098,594)
(358,200)	NexGen Energy Ltd.*	(1,560,797)
(5,469,405)	Paladin Energy Ltd.*	(2,860,814)
(103,500)	Wheaton Precious Metals Corp.	(3,551,296)
		(20,623,936)
	COMMUNICATIONS — (5.2)%
(465,014)	Adevinta A.S.A.*	(3,536,134)
(147,142)	Altice USA, Inc.*	(1,546,462)
(109,980)	Auto1 Group S.E.*[3]	(948,645)
(106,102)	Credo Technology Group Holding Ltd.*[2]	(1,702,937)
(431,200)	Grab Holdings Ltd. - Class A*[2]	(1,272,040)
(82,429)	IAC/InterActiveCorp*	(5,646,387)
(79,700)	Shopify, Inc.*	(2,776,368)
(159,600)	SoftBank Group Corp.	(6,704,285)
(275,973)	Uber Technologies, Inc.*	(6,471,567)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(68,242)	Wayfair, Inc. - Class A*	$(3,678,926)
		(34,283,751)
	CONSUMER, CYCLICAL — (6.8)%
(255,300)	Air Canada*	(3,466,865)
(41,717)	Burlington Stores, Inc.*	(5,887,520)
(122,418)	Clean Energy Fuels Corp.*	(793,269)
(281,940)	Gap, Inc.	(2,712,263)
(112,939)	Las Vegas Sands Corp.*	(4,256,671)
(43,800)	Lindblad Expeditions Holdings, Inc.*	(346,020)
(77,500)	Lion Electric Co.*	(380,056)
(35,100)	Oriental Land Co., Ltd.	(5,329,192)
(139,343)	Peloton Interactive, Inc. - Class A*	(1,322,365)
(14,236)	Puma S.E.	(961,294)
(41,880)	Purple Innovation, Inc.*	(146,161)
(181,632)	Rivian Automotive, Inc. - Class A*	(6,229,978)
(16,514)	Royal Caribbean Cruises Ltd.*[2]	(639,257)
(56,900)	Sony Group Corp.	(4,826,710)
(175,780)	TuSimple Holdings, Inc. - Class A*	(1,750,769)
(372,226)	Virgin Galactic Holdings, Inc.*	(2,769,361)
(43,290)	Wynn Resorts Ltd.*	(2,748,049)
		(44,565,800)
	CONSUMER, NON-CYCLICAL — (3.8)%
(37,807)	Amadeus IT Group S.A.*	(2,204,592)
(16,071)	Argenx S.E.*	(5,870,915)
(21,621)	Bachem Holding A.G.	(1,457,904)
(28,576)	Block, Inc. - Class A*	(2,173,490)
(22,743)	Cimpress PLC*[2]	(914,041)
(55,300)	Daiichi Sankyo Co., Ltd.	(1,466,264)
(103,137)	Fulcrum Therapeutics, Inc.*	(606,446)
(644,374)	Ocado Group PLC*	(6,623,979)
(109,090)	Phathom Pharmaceuticals, Inc.*	(1,004,719)
(92,291)	Pulmonx Corp.*	(1,572,639)
(244,150)	Vivint Smart Home, Inc.*	(1,167,037)
		(25,062,026)
	ENERGY — (3.2)%
(405,300)	Ballard Power Systems, Inc.*	(3,253,541)
(318,218)	Ceres Power Holdings PLC*	(2,363,772)
(643,489)	Diversified Energy Co. PLC	(969,308)
(741,843)	Gevo, Inc.*	(2,181,018)
(571,569)	ITM Power PLC*	(1,492,260)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(27,392)	Neste Oyj	$(1,408,571)
(74,381)	Plug Power, Inc.*	(1,587,291)
(75,268)	PowerCell Sweden A.B.*	(1,352,988)
(8,380)	SolarEdge Technologies, Inc.*	(3,017,889)
(133,607)	Vestas Wind Systems A/S	(3,511,693)
		(21,138,331)
	FINANCIAL — (1.6)%
(21,351)	AerCap Holdings N.V.*[2]	(957,806)
(48,585)	Air Lease Corp.	(1,802,989)
(1)	Jackson Financial, Inc. - Class A	(23)
(3,979)	Kite Realty Group Trust - REIT	(79,142)
(178,743)	Redfin Corp.*	(1,555,064)
(1,601,312)	Tyro Payments Ltd.*	(937,045)
(295,076)	Washington H Soul Pattinson & Co., Ltd.	(5,342,356)
		(10,674,425)
	INDUSTRIAL — (3.6)%
(147,736)	ACS Actividades de Construccion y Servicios S.A.	(3,551,326)
(15,612)	Boeing Co.*	(2,487,148)
(143,335)	Cellnex Telecom S.A.[3]	(6,411,414)
(13,000)	Fujitsu General Ltd.	(277,180)
(8,845)	Georg Fischer A.G.	(540,569)
(63,700)	Makita Corp.	(1,556,730)
(78,931)	nLight, Inc.*	(967,694)
(1,363,437)	Novonix Ltd.*	(2,756,692)
(264,138)	PureCycle Technologies, Inc.*	(2,002,166)
(2,822,533)	Rolls-Royce Holdings PLC*	(3,084,783)
		(23,635,702)
	TECHNOLOGY — (5.0)%
(25,459)	ASM International N.V.	(7,820,495)
(220,715)	AVEVA Group PLC	(6,385,039)
(114,700)	BlackBerry Ltd.*	(704,895)
(63,008)	Guidewire Software, Inc.*	(4,896,982)
(229,900)	Lightspeed Commerce, Inc.*	(4,933,353)
(50,700)	Navitas Semiconductor Corp.*	(264,654)
(50,555)	STMicroelectronics N.V.	(1,913,231)
(195,805)	Vuzix Corp.*	(1,599,727)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(46,250)	Wolfspeed, Inc.*	$(3,852,625)
		(32,371,001)
	TOTAL COMMON STOCKS
	(Proceeds $229,469,296)	(212,354,972)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $229,469,296)	$(212,354,972)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $386,766,087, which represents 58.95% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $9,296,482, which represents 1.42% of total net assets of the Fund.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[5]The rate is the annualized seven-day yield at period end.